Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.31%	1.52%	0.40%
Risk-free interest rate, maximum	1.36%	1.77%	1.35%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	40.04%	40.96%	42.33%
Expected volatility range, maximum	40.57%	41.59%	44.17%
Weighted average expected volatility	40.21%	41.36%	43.33%
Expected life		4 years 6 months 26 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 7 days		3 years 29 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 1 month 17 days		4 years 6 months 26 days